Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized as follows:

	December 31, 2013
	Level 1	Level 2	Level 3	Total Fair Value
	(In thousands)
Assets:
Debt securities	$—	$145,788	$—	$145,788
Marketable equity securities	55,349	—	—	55,349
Derivative loan commitments	—	—	13	13
Forward loan sale commitments	—	—	75	75
Loan level interest rate swaps	—	—	57	57

Total assets	$55,349	$145,788	$145	$201,282

Liabilities:
Loan level interest rate swaps	$—	$—	$57	$57

Total liabilities	$—	$—	$57	$57

	December 31, 2012
	Level 1	Level 2	Level 3	Total Fair Value
	(In thousands)
Assets:
Debt securities	$—	$202,637	$—	$202,637
Marketable equity securities	60,148	—	—	60,148
Derivative loan commitments	—	—	288	288

Total assets	$60,148	$202,637	$288	$263,073

Liabilities:
Forward loan sale commitments	$—	$—	$12	$12

Total liabilities	$—	$—	$12	$12

Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis

Levels 1 and 2 and the changes in Level 3 assets and liabilities that are measured at fair value on a recurring basis are as follows:

	Years Ended December 31,
	2013	2012
	(In thousands)
Derivative loan commitments and forward sale commitments, net:
Beginning balance	$276	$508
Total realized and unrealized losses included in net income	(188)	(232)

Ending balance	$88	$276

Total realized gain relating to instruments still held at year end	$88	$276

Assets Measured at Fair Value on a Non-recurring Basis

The following tables summarize the fair value hierarchy used to determine each adjustment and the carrying value of the related individual assets. The gain/loss represents the amount of write-down, charge-off or specific reserve recorded during the periods noted on the assets held at period end. There were no liabilities measured at fair value on a non-recurring basis.

	December 31, 2013			Year Ended December 31, 2013
	Level 1	Level 2	Level 3	Total Losses
	(In thousands)
Impaired loans	$—	$—	$8,000	$(1,499)
Foreclosed real esate	—	—	1,390	(413)

	$—	$—	$9,390	$(1,912)

	December 31, 2012			Year Ended December 31, 2012
	Level 1	Level 2	Level 3	Total Losses
	(In thousands)
Impaired loans	$—	$—	$7,867	$(1,025)
Foreclosed real esate	—	—	2,604	(418)

	$—	$—	$10,471	$(1,443)

Summary of Fair Values of Financial Instruments

Accordingly, the aggregate fair value amounts presented herein do not represent the underlying fair value of the Company.

	Carrying	Fair Value
	Amount	Level 1	Level 2	Level 3	Total
	(In thousands)
December 31, 2013
Financial assets:
Cash and cash equivalents	$86,271	$86,271	$—	$—	$86,271
Securities available for sale	201,137	55,349	145,788	—	201,137
Federal Home Loan Bank stock	11,907	—	—	11,907	11,907
Loans and loans held for sale, net	2,267,763	—	—	2,298,488	2,298,488
Accrued interest receivable	7,127	—	—	7,127	7,127
Financial liabilities:
Deposits	2,248,600	—	—	2,253,543	2,253,543
Borrowings	161,903	—	160,581	—	160,581
Accrued interest payable	818	—	—	818	818
On-balance sheet derivative financial instruments:
Assets:
Derivative loan commitments	13	—	—	13	13
Forward loan sale commitments:	75	—	—	75	75
Loan level interest rate swaps	57	—	—	57	57
Liabilities:
Loan level interest rate swaps	57	—	—	57	57
December 31, 2012
Financial assets:
Cash and cash equivalents	$93,192	$93,192	$—	$—	$93,192
Securities available for sale	262,785	60,148	202,637	—	262,785
Federal Home Loan Bank stock	12,064	—	—	12,064	12,064
Loans and loans held for sale, net	1,800,841	—	—	1,843,529	1,843,529
Accrued interest receivable	6,745	—	—	6,745	6,745
Financial liabilities:
Deposits	1,865,433	—	—	1,874,226	1,874,226
Borrowings	161,254	—	164,176	—	164,176
Accrued interest payable	849	—	—	849	849
On-balance sheet derivative financial instruments:
Derivative loan commitments:
Assets	288	—	—	288	288
Forward loan sale commitments:
Liabilities	12	—	—	12	12